Federated Hermes MDT Large Cap Growth ETF
Portfolio of Investments
November 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—11.7%
63,956		Alphabet, Inc., Class A	$ 20,477,432
2,394	[1]	Live Nation Entertainment, Inc.	314,691
16,459		Meta Platforms, Inc.	10,664,609
25,215	[1]	Netflix, Inc.	2,712,630
4,679	[1]	Reddit, Inc.	1,012,863
9,359	[1]	ROBLOX Corp.	889,386
557	[1]	Spotify Technology SA	333,570
19,003	[1]	ZoomInfo Technologies, Inc.	188,510
		TOTAL	36,593,691
		Consumer Discretionary—11.9%
7,669	[1]	Airbnb, Inc.	897,196
50,823	[1]	Amazon.com, Inc.	11,852,940
145	[1]	AutoZone, Inc.	573,378
16,857	[1]	Deckers Outdoor Corp.	1,483,922
554		Domino’s Pizza, Inc.	232,475
6,679	[1]	DoorDash, Inc.	1,324,913
6,644		eBay, Inc.	550,057
16,433	[1]	Five Below, Inc.	2,709,637
585	[1]	Lululemon Athletica, Inc.	107,745
1,332		Murphy USA, Inc.	512,913
2,493	[1]	O’Reilly Automotive, Inc.	253,538
2,766		Royal Caribbean Cruises, Ltd.	736,448
4,642	[1]	SharkNinja, Inc.	452,920
18,436	[1]	Tesla, Inc.	7,930,614
2,084	[1]	Ulta Beauty, Inc.	1,122,922
88,805	[1]	Viking Holdings Ltd.	5,930,398
3,887	[1]	Wayfair, Inc.	430,680
		TOTAL	37,102,696
		Consumer Staples—2.2%
6,503		Costco Wholesale Corp.	5,941,076
22,612	[1]	Maplebear, Inc.	949,930
		TOTAL	6,891,006
		Energy—0.1%
5,325		Weatherford International PLC	398,310
		Financials—6.8%
12,351		Ameriprise Financial, Inc.	5,628,845
5,961		Bank of New York Mellon Corp.	668,228
7,525		Charles Schwab Corp.	697,793
51,375	[1]	Fiserv, Inc.	3,158,021
9		Goldman Sachs Group, Inc.	7,434
7,892		Mastercard, Inc.	4,344,783
539		Moody’s Corp.	264,531
29		Morgan Stanley	4,920
708		MSCI, Inc., Class A	399,114
30		Progressive Corp., OH	6,864
70,560	[1]	StoneCo Ltd.	1,188,936
13,229		Visa, Inc., Class A	4,424,307

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
33,908		Western Union Co.	$ 298,051
		TOTAL	21,091,827
		Health Care—7.1%
29,797		AbbVie, Inc.	6,784,777
5,882	[1]	Align Technology, Inc.	865,772
1,521	[1]	Alnylam Pharmaceuticals, Inc.	686,321
6,385		Amgen, Inc.	2,205,762
2,282		Cardinal Health, Inc.	484,377
1,723		Cencora, Inc.	635,666
21,247	[1]	Dexcom, Inc.	1,348,547
3,454		Eli Lilly & Co.	3,714,673
9,951	[1]	Illumina, Inc.	1,308,059
10,439	[1]	Incyte Genomics, Inc.	1,090,458
1,309		Merck & Co., Inc.	137,223
2,397		Regeneron Pharmaceuticals, Inc.	1,870,115
479	[1]	Veeva Systems, Inc.	115,099
1,711	[1]	Vertex Pharmaceuticals, Inc.	741,907
		TOTAL	21,988,756
		Industrials—6.4%
916		Acuity, Inc.	335,641
25,465		Allison Transmission Holdings, Inc.	2,257,727
2,329		Booz Allen Hamilton Holding Corp.	194,378
771		Cintas Corp.	143,421
1,510		GE Aerospace	450,660
12,547		GE Vernova, Inc.	7,525,314
6,454		Paycom Software, Inc.	1,040,191
2,779		Trane Technologies PLC	1,171,293
30,773	[1]	Uber Technologies, Inc.	2,693,868
40,789		Veralto Corp.	4,128,663
		TOTAL	19,941,156
		Information Technology—52.6%
24,506	[1]	Adobe, Inc.	7,845,106
121,138		Apple, Inc.	33,779,331
2,377	[1]	AppLovin Corp.	1,424,964
17,940	[1]	Arista Networks, Inc.	2,344,399
731	[1]	Autodesk, Inc.	221,742
49,502		Broadcom, Inc.	19,947,326
681	[1]	Crowdstrike Holdings, Inc.	346,738
774	[1]	Datadog, Inc.	123,848
8,394		Dell Technologies, Inc.	1,119,340
13,183	[1]	Enphase Energy, Inc.	380,330
4,073	[1]	EPAM Systems, Inc.	761,651
16,223	[1]	GoDaddy, Inc.	2,074,273
764	[1]	HubSpot, Inc.	280,632
957		Intuit, Inc.	606,815
496		KLA Corp.	583,033
2,198		Lam Research Corp.	342,888
2,329	[1]	Lumentum Holdings, Inc.	757,298
74,428		Microsoft Corp.	36,619,320
12,347		NetApp, Inc.	1,377,431
62,564	[1]	Nutanix, Inc.	2,990,559
196,256		NVIDIA Corp.	34,737,312

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
39,137	[1]	Palantir Technologies, Inc.	$ 6,592,628
12,021	[1]	Palo Alto Networks, Inc.	2,285,553
13,982		Pegasystems, Inc.	765,794
7,072	[1]	Pure Storage, Inc.	629,125
4,427		Qualcomm, Inc.	744,134
3,861	[1]	Rubrik, Inc.	267,645
4,586		Salesforce, Inc.	1,057,256
467	[1]	ServiceNow, Inc.	379,395
360	[1]	Snowflake, Inc.	90,446
9,821	[1]	Zscaler, Inc.	2,469,982
		TOTAL	163,946,294
		Materials—0.7%
54,665		Celanese Corp.	2,276,797
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $275,388,185)	$310,230,533
		OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	1,626,429
		NET ASSETS—100%	$311,856,962

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.